Other Balance Sheet Information	12 Months Ended
Dec. 31, 2011
Other Balance Sheet Information [Abstract]
Other Balance Sheet Information

Note 6. Other Balance Sheet Information

Other accrued liabilities consist of the following at December 31, 2011 and 2010:

	September 30,	September 30,
	2011	2010
	(in thousands)
Accrued payroll and other employee costs	$6,274	$4,153
Accrued research and development costs	1,627	672
Accrued material purchases	1,332	256
Accrued litigation settlement	1,125	—
Accrued professional fees	1,100	577
Accrued VAT	390	648
Other accrued expenses	588	695

	$12,436	$7,001

Accrued payroll and other employee costs included year-end employee bonuses of approximately $4.4 million and $3.1 million at December 31, 2011 and 2010, respectively.